Convertible Debentures (Details) - USD ($)																			1 Months Ended	3 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
	Feb. 05, 2024	Jan. 24, 2024	Jan. 11, 2024	Dec. 31, 2023	Dec. 11, 2023	Dec. 07, 2023	Sep. 30, 2023	Sep. 25, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 06, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 01, 2022	May 11, 2022	Dec. 28, 2021	Sep. 15, 2021	Jun. 15, 2021	Sep. 25, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 01, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2024	Dec. 06, 2023	Dec. 05, 2022	Nov. 11, 2022	Sep. 21, 2022	Sep. 06, 2022	Jul. 29, 2022	Jul. 05, 2022	May 19, 2022	Apr. 27, 2022	Apr. 04, 2022	Feb. 22, 2022	Dec. 29, 2021	Aug. 31, 2020	Oct. 29, 2018
Convertible Debentures [Line Items]
Aggregate principal amount																															$ 100,000	$ 60,000	$ 60,000	$ 28,547	$ 25,000	$ 29,000	$ 50,227	$ 145,000	$ 150,000	$ 31,900
Exercise price per share (in Dollars per share)				$ 37.5																							$ 37.5
Debt instrument issued principal																											$ 1,220,000
Percentage of cash compensation				7.00%																7.00%					7.00%		7.00%
Percentage of warrant compensation				7.00%																7.00%					7.00%		7.00%
Debt discount								$ 19,487											$ 19,487
Warrant expire date				Sep. 25, 2028																							Sep. 25, 2028
Loss on settlement of debt																				$ 69,038					$ (398,022)			$ (260,932)
Aggregate commitment shares (in Shares)				5,666																							5,666
Legal fees					$ 21,500	$ 43,000
Original issue discount					22,222	$ 44,445
Warrant expense																											$ 332,819
Warrants liabilities																									$ 402,807
Fair value of shares																															$ 1,209,159
Issuance of debt and warrants																					$ 353,484		555,140
Closing price (in Dollars per share)				$ 2.5																							$ 2.5																$ 24,000
Convertible promissory note, percentage																											12.00%
Convertible promissory note percentage						12.00%		18.00%											18.00%
Aggregate principal amount				$ 48,800		$ 2,250,000		$ 5,000,000											$ 5,000,000								$ 48,800
Warrants purchase (in Shares)						150,000		4,000
Aggregate of warrant received (in Shares)				3,416																							3,416
Cash received					$ 178,500
Interest rate														9.00%										9.00%
Conversion price (in Dollars per share)														$ 37.5
Monthly payments																								$ 75,000
Due of payment														$ 2,375,000										$ 2,375,000
Convertible promissory note, description																											On September 30, 2022, the holder of the note agreed to defer payment due under the note to October 30, 2022. In exchange, the Company paid a fee of $5,000. Additionally, interest was to accrue at a rate of 18% per annum until the note was current on payments.
Owned amount											$ 2,450,000
Gain on extinguishment of derivatives																											$ 1,692,232
Derivative expense																												1,289,625
Warrant [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)																				3					3
Exercise price per share (in Dollars per share)																				$ 37.5					$ 37.5
Warrant term																				5 years					5 years
Debt instrument issued principal																											666,667
Warrants of shares (in Shares)																				48,800					48,800
Warrants liabilities																									$ 317,211
First Warrants [Member]
Convertible Debentures [Line Items]
Aggregate principal amount				$ 6,400																							$ 6,400
Initial price per share (in Dollars per share)						$ 31.25
Issuance of warrants (in Shares)																											4,267
Warrants exercise price (in Shares)																											31.25
Warrant Exercise Price (in Dollars per share)																											$ 31.25
Second Warrants [Member]
Convertible Debentures [Line Items]
Aggregate principal amount				$ 44,445																							$ 44,445
Initial price per share (in Dollars per share)						$ 0.25
Issuance of warrants (in Shares)																											29,630
Warrants exercise price (in Shares)																											0.25
Warrant Exercise Price (in Dollars per share)																											$ 0.25
Convertible Debentures [Member]
Convertible Debentures [Line Items]
Aggregate commitment shares (in Shares)			2,974
Cash																												$ 300,000
Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																				18.00%					18.00%
Conversion price per share (in Dollars per share)																		$ 15
Debt instrument, interest rate percentage	12.00%
Commitment shares (in Shares)					1,889
Warrants liabilities																									$ 201,404
Securities Purchase Agreement – September 2023 [Member]
Convertible Debentures [Line Items]
Aggregate principal amount								$ 100,000											$ 100,000
Conversion price per share (in Dollars per share)																				$ 25					$ 25
Debt instrument, interest rate percentage																									18.00%
Debt Instrument description																									The Company may prepay all, but not less than all, of the then outstanding principal amount of the Notes by paying to the Investor an amount equal to the product of (i) the sum of (a) the outstanding principal amount of the Notes, plus (b) accrued and unpaid interest hereon, plus (c) all other amounts, costs, expenses and liquidated damages due in respect of the Notes, multiplied by (ii) (x) 1.18 if the Company prepays the Notes during the first month following the original issue date and (y) if the Company prepays thereafter, 1.18 minus 0.01 for every month following the closing until the Maturity Date. The Notes contain a number of customary events of default.
Debt instrument issued principal																									$ 1,220,000
Securities Purchase Agreement – December 2023 [Member] | First Warrants [Member]
Convertible Debentures [Line Items]
Warrants issued (in Shares)																									1,288
Securities Purchase Agreement [Member]
Convertible Debentures [Line Items]
Conversion price per share (in Dollars per share)				$ 25																							$ 25
Debt instrument, interest rate percentage																											18.00%
Debt Instrument description																											The Company may prepay all, but not less than all, of the then outstanding principal amount of the Notes by paying to the Investor an amount equal to the product of (i) the sum of (a) the outstanding principal amount of the Notes, plus (b) accrued and unpaid interest hereon, plus (c) all other amounts, costs, expenses and liquidated damages due in respect of the Notes, multiplied by (ii) (x) 1.18 if the Company prepays the Notes during the first month following the original issue date and (y) if the Company prepays thereafter, 1.18 minus 0.01 for every month following the closing until the Maturity Date. The Notes contain a number of customary events of default.
First Warrants [Member]
Convertible Debentures [Line Items]
Shares issued (in Shares)				845																							845
Unsecured Debt [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																				12.00%					12.00%
Maturity date																									Dec. 07, 2024
Minimum [Member] | Convertible Debentures [Member]
Convertible Debentures [Line Items]
Effective interest rate				11.20%																41.60%					41.60%		11.20%
Maximum [Member] | Convertible Debentures [Member]
Convertible Debentures [Line Items]
Effective interest rate				136.00%																51.20%					51.20%		136.00%
Common Stock [Member]
Convertible Debentures [Line Items]
Shares of common stock (in Shares)																						2,974					5,665
Conversion price per share (in Dollars per share)																		$ 0.225																							$ 0.23075
Commitment shares (in Shares)						19,120
Issuance of debt and warrants
Warrants purchase (in Shares)						21,600
Conversion price (in Dollars per share)								$ 25
FirstFire Global Opportunities Fund, LLC [Member]
Convertible Debentures [Line Items]
Issuance of warrants (in Shares)																											14,815
Jeffrey Gardner [Member]
Convertible Debentures [Line Items]
Aggregate principal amount																		$ 125,000
Accrued rate																		6.00%
Convertible promissory note, percentage																											6.00%
Due date																		Sep. 15, 2021
Owned amount																											$ 125,000
Jeffrey Gardner [Member] | Convertible Debentures [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																	18.00%
Conversion price per share (in Dollars per share)																		$ 18.75
Jeffrey Gardner [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Effective interest rate																				6.00%					6.00%
Debt instrument, interest rate																				18.00%					18.00%
Aggregate principal amount																		$ 125,000
Maturity date																									Sep. 15, 2021
Conversion price per share (in Dollars per share)																				$ 18.75					$ 18.75
Accrued rate																	18.00%
Remaining principal balance																									$ 125,000
Accrued interest																									84,982
Debt payment																									$ 0
James Marsh [Member]
Convertible Debentures [Line Items]
Aggregate principal amount																		$ 125,000
Accrued rate																		6.00%
Convertible promissory note, percentage																											6.00%
Due date																		Sep. 15, 2021
Owned amount																											$ 125,000
James Marsh [Member] | Convertible Debentures [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																	18.00%
Conversion price per share (in Dollars per share)																		$ 18.75
James Marsh [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Effective interest rate																				6.00%					6.00%
Debt instrument, interest rate																				18.00%					18.00%
Aggregate principal amount																		$ 125,000
Maturity date																									Sep. 15, 2021
Conversion price per share (in Dollars per share)																				$ 18.75					$ 18.75
Accrued rate																	18.00%
Remaining principal balance																									$ 125,000
Accrued interest																									84,982
Debt payment																									$ 0
Roger Ponder [Member]
Convertible Debentures [Line Items]
Aggregate principal amount																																										$ 23,894
Accrued rate																		10.00%
Conversion premium																		$ 58,349
Fair value																		$ 19,000
Conversion price per share (in Dollars per share)																		$ 15
Convertible promissory note, percentage																											10.00%
Due date																		Aug. 31, 2022
Owned amount																											$ 23,894
Common stock fixed conversion price per share (in Dollars per share)																		$ 15
Roger Ponder [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Effective interest rate																		10.00%
Debt instrument, interest rate																				10.00%					10.00%
Aggregate principal amount																		$ 23,894
Maturity date				Mar. 31, 2024			Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023		Mar. 31, 2023	Dec. 31, 2022					Aug. 31, 2022							Aug. 31, 2022
Conversion price per share (in Dollars per share)																		$ 15
Remaining principal balance																									$ 23,894
Accrued interest																									11,248
Debt payment																									$ 0
Note issuance date																		Aug. 31, 2020
Conversion premium																		$ 58,349
Fair value																		$ 19,000
Investor [Member]
Convertible Debentures [Line Items]
Shares of common stock (in Shares)						19,120
Investor [Member] | Warrant [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)								4,000											4,000
Investor [Member] | First Warrants [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)						21,600
Warrant term																				5 years					5 years
Warrants of shares (in Shares)																				9,760					9,760
Conversion price per share (in Dollars per share)						$ 31.25
Investor [Member] | Second Warrants [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)						150,000
Warrant term																				5 years					5 years
Warrants of shares (in Shares)																				67,778					67,778
Conversion price per share (in Dollars per share)						$ 0.25
Investor [Member] | Senior Secured Convertible Promissory Notes [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate								18.00%											18.00%
Aggregate principal amount								$ 5,000,000											$ 5,000,000
Investor [Member] | Securities Purchase Agreement – September 2023 [Member]
Convertible Debentures [Line Items]
Aggregate principal amount								$ 100,000											$ 100,000
Investor [Member] | Securities Purchase Agreement – December 2023 [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate						12.00%
Aggregate principal amount						$ 2,250,000
Debt instrument issued principal																									$ 1,016,667
Convertible note term																									1 year
Aggregate commitment shares (in Shares)																				8,640					8,640
Herald Investment Management Limited [Member]
Convertible Debentures [Line Items]
Conversion price per share (in Dollars per share)								$ 25											$ 25
Accrued rate								18.00%
Exercise price per share (in Dollars per share)								$ 37.5											$ 37.5
Cash received								$ 669,687											$ 669,687
Debt discount				$ 282,945				$ 30,313											$ 30,313								$ 282,945
Warrant expire date								Sep. 25, 2028											Sep. 25, 2028
Original issue discount								$ 700,000
Convertible promissory note, percentage																											18.00%
Due date								Mar. 25, 2025
Owned amount																											$ 700,000
Purchase of warrants (in Shares)								28,000											28,000
Relative fair value				$ 204,765																							$ 204,765
Herald Investment Management Limited [Member] | Warrant [Member]
Convertible Debentures [Line Items]
Fair value																				$ 318,523					$ 318,523
Purchase of warrants (in Shares)																				28,000					28,000
Exercise price per share (in Dollars per share)																				$ 37.5					$ 37.5
Warrant expire date																				Sep. 25, 2028					Sep. 25, 2028
Herald Investment Management Limited [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Effective interest rate								18.00%											18.00%
Debt instrument, interest rate																				18.00%					18.00%
Aggregate principal amount								$ 700,000											$ 700,000	$ 700,000					$ 700,000
Maturity date								Mar. 25, 2025																	Mar. 25, 2025
Conversion price per share (in Dollars per share)								$ 25											$ 25
Cash received								$ 669,687											$ 669,687
Debt discount								30,313											30,313	98,016					$ 98,016
Convertible promissory note, percentage																											18.00%
Herald Investment Management Limited [Member] | Secured Debt [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt discount																				318,523					318,523
Kings Wharf Opportunities Fund [Member]
Convertible Debentures [Line Items]
Conversion price per share (in Dollars per share)				$ 25																							$ 25
Accrued rate																											18.00%
Exercise price per share (in Dollars per share)				$ 37.5																							$ 37.5
Cash received								$ 430,513											430,513
Debt discount				$ 181,894																							$ 181,894
Loss on settlement of debt																				109,462					109,462
Original issue discount																			$ 450,000
Convertible promissory note, percentage																											18.00%
Due date																											Mar. 25, 2025
Owned amount																											$ 450,000
Purchase of warrants (in Shares)				18,000																							18,000
Additional debt discount																											$ 204,765
Kings Wharf Opportunities Fund [Member] | Warrant [Member]
Convertible Debentures [Line Items]
Fair value																				$ 204,765					$ 204,765
Purchase of warrants (in Shares)																				18,000					18,000
Exercise price per share (in Dollars per share)																				$ 37.5					$ 37.5
Debt discount																				$ 204,765					$ 204,765
Warrant expire date																				Sep. 25, 2028					Sep. 25, 2028
Kings Wharf Opportunities Fund [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Effective interest rate								18.00%											18.00%
Debt instrument, interest rate																				18.00%					18.00%
Aggregate principal amount								$ 450,000											$ 450,000
Maturity date								Mar. 25, 2025																	Mar. 25, 2025
Conversion price per share (in Dollars per share)								$ 25											$ 25
Remaining principal balance																									$ 450,000
Accrued interest																									1,110
Debt payment																									$ 0
Cash received								$ 430,513											$ 430,513
Debt discount								$ 19,487											$ 19,487
Convertible promissory note, percentage																											18.00%
Kings Wharf Opportunities Fund [Member] | Secured Debt [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																				18.00%					18.00%
Maturity date																									Mar. 25, 2025
Mark Porter [Member]
Convertible Debentures [Line Items]
Convertible promissory note, percentage																											18.00%
Debt discount																														$ 15,000
Mark Porter [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																				18.00%					18.00%
Maturity date																									Mar. 25, 2025
FirstFire Global Opportunities Fund, LLC [Member]
Convertible Debentures [Line Items]
Accrued rate					12.00%
Debt discount				$ 206,666																							$ 206,666
Commitment shares (in Shares)					1,889
Initial fair value of warrants					$ 291,964
Additional debt discount					38,540																						161,460
Warrant expense																											$ 151,999
Principle balance					222,222
Convertible promissory note, percentage																											12.00%
Owned amount																											$ 222,222
Relative fair value					$ 38,540
Additional paid-in capital total																											38,535
Fair value conversion price																											$ 25
FirstFire Global Opportunities Fund, LLC [Member] | Warrant [Member]
Convertible Debentures [Line Items]
Warrant term					5 years
Warrants of shares (in Shares)					2,134
Issuance of warrants (in Shares)																											2,134
FirstFire Global Opportunities Fund, LLC [Member] | First Warrants [Member]
Convertible Debentures [Line Items]
Exercise price per share (in Dollars per share)					$ 31.25
FirstFire Global Opportunities Fund, LLC [Member] | Second Warrants [Member]
Convertible Debentures [Line Items]
Exercise price per share (in Dollars per share)					$ 0.25
Warrants of shares (in Shares)					14,815
FirstFire Global Opportunities Fund, LLC [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																				12.00%					12.00%
Aggregate principal amount																													$ 33,333
Maturity date																									Dec. 11, 2024
Conversion price per share (in Dollars per share)					$ 25
Accrued rate					12.00%
Remaining principal balance																									$ 255,555
Accrued interest																									21,350
Debt payment																									0
Fair value					$ 38,540
Cash received					178,500
Debt discount					38,540
Loss on settlement of debt																				$ 69,042					69,042
Legal fees					21,500
Original issue discount					$ 22,222
Commitment shares (in Shares)					1,889
Initial fair value of warrants																											$ 291,964
Additional debt discount																											161,460
Warrant expense																											$ 151,999
Issuance of debt and warrants																									$ 38,535
Principle balance					$ 222,222
Convertible promissory note, percentage																											12.00%
FirstFire Global Opportunities Fund, LLC [Member] | Unsecured Debt [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																				12.00%					12.00%
Maturity date																									Dec. 11, 2024
Mast Hill Fund, L.P [Member]
Convertible Debentures [Line Items]
Aggregate principal amount						$ 444,445
Conversion price per share (in Dollars per share)						$ 25
Accrued rate						12.00%
Fair value						$ 80,713
Cash received						357,000
Debt discount				407,890		$ 80,713																					$ 407,890
Commitment shares (in Shares)						3,777																					3,777
Initial fair value of warrants																											$ 609,116
Additional debt discount						$ 80,713																					$ 319,287
Convertible promissory note, percentage																											12.00%
Owned amount																											$ 444,445
Relative fair value						$ 80,713
Additional paid-in capital total																											80,703
Mast Hill Fund, L.P [Member] | Warrant [Member]
Convertible Debentures [Line Items]
Warrant term			5 years																	5 years					5 years
Initial fair value of warrants																											609,116
Additional debt discount																											319,287
Warrant expense																											332,819
Issuance of debt and warrants																									$ 80,703
Mast Hill Fund, L.P [Member] | First Warrants [Member]
Convertible Debentures [Line Items]
Exercise price per share (in Dollars per share)			$ 31.25																	$ 31.25					$ 31.25
Warrants of shares (in Shares)			3,360																	4,267					4,267
Mast Hill Fund, L.P [Member] | Second Warrants [Member]
Convertible Debentures [Line Items]
Exercise price per share (in Dollars per share)			$ 0.25																	$ 0.25					$ 0.25
Warrants of shares (in Shares)			23,334																	29,630					29,630
Mast Hill Fund, L.P [Member] | Convertible Debentures [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																				12.00%					12.00%
Aggregate principal amount			$ 350,000
Maturity date																									Jan. 11, 2025
Conversion price per share (in Dollars per share)			$ 25
Accrued rate			12.00%
Remaining principal balance																									$ 350,000
Accrued interest																									25,434
Debt payment																									0
Cash received			$ 281,150
Loss on settlement of debt																				$ 145,360					145,360
Aggregate commitment shares (in Shares)			2,974
Legal fees			$ 33,850
Original issue discount			35,000
Initial fair value of warrants																									439,600
Additional debt discount																									182,782
Warrant expense																									256,818
Fair value of shares			$ 56,286
Issuance of debt and warrants																									$ 56,279
Mast Hill Fund, L.P [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Effective interest rate						12.00%
Debt instrument, interest rate																				12.00%					12.00%
Aggregate principal amount						$ 444,445																							$ 66,667
Maturity date																									Dec. 07, 2024
Conversion price per share (in Dollars per share)						$ 25
Remaining principal balance																									$ 511,111
Accrued interest																									38,831
Debt payment																									0
Cash received						$ 357,000
Loss on settlement of debt																				$ 136,267					$ 136,267
Legal fees						43,000
Original issue discount						$ 44,445
Commitment shares (in Shares)						3,777																			3,777
Mast Hill Fund, L.P [Member] | Unsecured Debt [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																				12.00%					12.00%
Maturity date																									Jan. 11, 2025
Thousand Eight Hundred Diagonal Lending LLC [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																				12.00%					12.00%
Aggregate principal amount		$ 178,250																		$ 42,860					$ 42,860
Cash received		150,000
Legal fees		5,000
Original issue discount		$ 23,250																							$ 135,390
Percentage of one time interest charge		12.00%
Charge amount		$ 21,390
Closing price (in Dollars per share)		$ 17.5
Derivatives and Hedging [Member]
Convertible Debentures [Line Items]
Relative fair value				511,000																							511,000
Additional debt discount																											318,523
Debt discount															$ 500,000
Derivative expense															$ 11,000
Derivatives and Hedging [Member] | Warrant [Member]
Convertible Debentures [Line Items]
Relative fair value				$ 318,523																							$ 318,523
Mark Munro 1996 Charitable Remainder UniTrust [Member]
Convertible Debentures [Line Items]
Principle balance																$ 2,292,971
Convertible promissory note, percentage																											9.00%
Relative fair value																$ 2,750,000
Fair value conversion price																											$ 5,129,000
Loss on settlement debt																											$ 5,129,000
FJ Vulis and Associates LLC [Member]
Convertible Debentures [Line Items]
Conversion price per share (in Dollars per share)				$ 16.25																							$ 16.25
Accrued rate															12.00%												12.00%
Debt Instrument description																											All principal and accrued but unpaid interest under the note were due on May 11, 2023.
Closing price (in Dollars per share)				$ 3.25																							$ 3.25
Owned amount											$ 500,000
Relative fair value															$ 500,000
Convertible promissory note, description																											the Company executed an agreement with FJ Vulis and Associates, LLC whereby FJ Vulis and Associates, LLC agreed to extend its option to call for payment of the principal amount and accrued interest of its convertible debenture from February 6, 2023 to March 3, 2023.
Extension fee				$ 30,000																							$ 30,000